Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2003

CFM-SANN-0503 345749
1.756671.102

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 29.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.7%
HSBC Bank USA
5/19/03	1.35%	$ 5,000,000	$ 5,000,000
London Branch, Eurodollar, Foreign Banks - 10.4%
Barclays Bank PLC
6/4/03	1.40	5,000,000	5,000,000
6/10/03	1.33	10,000,000	10,000,000
6/17/03	1.20	5,000,000	5,000,000
BNP Paribas SA
6/5/03	1.39	5,000,000	5,000,000
Credit Suisse First Boston Bank
6/9/03	1.27	10,000,000	10,000,000
Deutsche Bank AG
6/11/03	1.35	10,000,000	10,000,000
HBOS Treasury Services PLC
5/22/03	1.38	5,000,000	5,000,000
5/27/03	1.25	5,000,000	5,000,000
ING Bank NV
5/6/03	1.28	10,000,000	10,000,000
5/12/03	1.35	5,000,000	5,000,000
Landesbank Hessen-Thuringen
5/30/03	1.38	5,000,000	5,000,000
Nordea Bank Finland PLC
4/14/03	1.35	5,000,000	5,000,000
			80,000,000
New York Branch, Yankee Dollar, Foreign Banks - 18.3%
Abbey National Treasury Services PLC
4/3/03	1.25 (a)	5,000,000	4,999,984
4/10/03	1.24 (a)	5,000,000	4,999,926
BNP Paribas SA
4/1/03	1.29 (a)	5,000,000	4,999,526
6/20/03	1.35	5,000,000	5,000,000
9/19/03	1.43	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
5/6/03	1.28	5,000,000	5,000,000
Credit Agricole Indosuez
4/2/03	1.29 (a)	5,000,000	4,998,492
4/22/03	1.27	5,000,000	5,000,000
Deutsche Bank AG
5/13/03	1.35	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Dexia Bank SA
4/21/03	1.27%	$ 30,000,000	$ 30,000,000
4/28/03	1.22 (a)	5,000,000	4,999,814
Royal Bank of Scotland PLC
4/7/03	1.27	10,000,000	10,000,000
Societe Generale
4/1/03	1.29 (a)	5,000,000	4,999,475
4/1/03	1.30 (a)	5,000,000	4,999,516
4/25/03	1.22 (a)	5,000,000	4,999,834
Svenska Handelsbanken AB
4/1/03	1.25 (a)	5,000,000	4,999,310
Toronto-Dominion Bank
7/7/03	1.25	25,000,000	25,001,003
WestLB AG
8/26/03	1.28	5,000,000	5,000,000
			139,996,880
TOTAL CERTIFICATES OF DEPOSIT			224,996,880
Commercial Paper - 20.7%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/9/03	1.28	31,000,000	30,991,179
Corporate Asset Funding Co.
5/5/03	1.25	5,000,000	4,994,097
Danske Corp.
4/21/03	1.27	5,000,000	4,996,486
Edison Asset Securitization LLC
5/19/03	1.25	5,000,000	4,991,667
5/22/03	1.30	5,000,000	4,990,863
6/3/03	1.35	5,000,000	4,988,275
7/10/03	1.27	5,000,000	4,982,500
Emerald (MBNA Credit Card Master Note Trust)
5/8/03	1.28	5,000,000	4,993,422
Fortis Funding LLC
4/22/03	1.35	3,000,000	2,997,638
GE Capital International Funding, Inc.
5/19/03	1.38	5,000,000	4,990,867
General Electric Capital Corp.
4/28/03	1.62	5,000,000	4,993,963
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp. - continued
5/7/03	1.37%	$ 10,000,000	$ 9,986,400
9/3/03	1.26	5,000,000	4,973,090
General Motors Acceptance Corp.
6/25/03	1.55	5,000,000	4,981,819
Morgan Stanley Dean Witter Australia Finance Ltd.
7/10/03	1.36	10,000,000	9,962,500
New Center Asset Trust
6/3/03	1.36	5,000,000	4,988,188
Newcastle (Discover Card Master Trust)
4/4/03	1.28	5,000,000	4,999,467
5/21/03	1.28	10,000,000	9,982,222
Paradigm Funding LLC
5/9/03	1.28	20,000,000	19,973,083
UBS Finance, Inc.
5/6/03	1.35	10,000,000	9,986,972
TOTAL COMMERCIAL PAPER			158,744,698
Federal Agencies - 18.1%

Fannie Mae - 10.0%
Agency Coupons - 0.7%
4/16/04	1.41	5,000,000	5,000,000
Discount Notes - 9.3%
6/27/03	1.31	5,000,000	4,984,292
7/7/03	1.35	10,000,000	9,963,894
8/6/03	1.24	10,000,000	9,956,608
10/1/03	1.15	5,000,000	4,971,342
10/17/03	1.30	10,000,000	9,928,692
11/14/03	1.44	5,000,000	4,955,231
11/14/03	1.45	20,000,000	19,819,661
12/12/03	1.34	7,000,000	6,934,550
			71,514,270
			76,514,270
Federal Home Loan Bank - 8.1%
Agency Coupons - 8.1%
2/24/04	1.40	10,000,000	9,999,810
2/24/04	1.46	5,000,000	5,000,000
3/5/04	1.41	10,000,000	10,000,000
3/8/04	1.49	10,000,000	10,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
3/10/04	1.44%	$ 10,000,000	$ 10,000,000
4/13/04	1.29	6,000,000	6,000,000
4/13/04	1.33	6,000,000	6,000,000
4/16/04	1.37	5,000,000	5,000,000
			61,999,810
TOTAL FEDERAL AGENCIES			138,514,080
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bills - 2.6%
5/8/03	1.40	10,000,000	9,985,663
6/5/03	1.31	10,000,000	9,976,528
TOTAL U.S. TREASURY OBLIGATIONS			19,962,191
Bank Notes - 0.6%

U.S. Bank NA, Cincinnati
4/28/03	1.23 (a)	5,000,000	4,999,726
Master Notes - 3.3%

General Motors Acceptance Corp. Mortgage Credit
4/1/03	1.79 (b)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
4/1/03	1.58 (a)(b)	5,000,000	5,000,000
6/24/03	1.36 (b)	5,000,000	5,000,000
7/7/03	1.35 (b)	5,000,000	5,000,000
8/12/03	1.38 (b)	5,000,000	5,000,000
TOTAL MASTER NOTES			25,000,000
Medium-Term Notes - 9.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank of Scotland Treasury Services PLC
4/22/03	1.36% (a)	$ 5,500,000	$ 5,501,763
Bank One NA, Chicago
4/1/03	1.29 (a)	10,000,000	9,999,077
Citigroup, Inc.
4/9/03	1.56 (a)	5,000,000	5,012,967
GE Life & Annuity Assurance Co.
4/1/03	1.44 (a)(b)	15,000,000	15,000,000
5/1/03	1.41 (a)(b)	15,000,000	15,000,000
General Electric Capital Corp.
4/9/03	1.36 (a)	5,000,000	5,000,000
4/17/03	1.31 (a)	5,000,000	5,000,000
Verizon Global Funding Corp.
4/14/03	1.35 (a)	5,000,000	5,000,250
6/16/03	1.71 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			70,514,057
Short-Term Notes - 0.6%

New York Life Insurance Co.
4/1/03	1.51 (a)(b)	5,000,000	5,000,000
Repurchase Agreements - 19.4%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 3/31/03 due 4/1/03 At 1.37%)	$ 532,020	532,000
With:
Banc of America Securities LLC At 1.53%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $35,700,000, 0%, 12/31/30)	35,001,488	35,000,000
Countrywide Securities Corp. At 1.56%, dated 3/31/03 due 4/1/03 (Collateralized by Mortgage Obligations with principal amounts of $35,336,539, 0%, 3/25/33)	35,001,520	35,000,000
Credit Suisse First Boston, Inc. At 1.53%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $13,075,000, 0% - 7.06%, 3/11/04 - 10/14/25)	13,000,553	13,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Goldman Sachs & Co. At 1.37%, dated 3/3/03 due 5/30/03 (Collateralized by Corporate Obligations with principal amounts of $7,229,810, 7.63% - 7.8%, 11/1/05 - 9/1/31)	$ 5,016,744	$ 5,000,000
J.P. Morgan Securities, Inc. At 1.52%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $32,645,000, 5.75% - 7.8%, 8/1/05 - 9/15/16)	35,001,478	35,000,000
Lehman Brothers, Inc. At 1.4%, dated 3/19/03 due 4/21/03 (Collateralized by U.S. Treasury Obligations with principal amounts of $4,750,000, 6.75% - 8.7% 9/15/03 - 9/15/25)	5,006,417	5,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.38%, dated 3/20/03 due 6/23/03 (Collateralized by Corporate Obligations with principal amounts of $10,400,000, 7.63%, 11/1/05)	10,036,417	10,000,000
Morgan Stanley & Co. At 1.36%, dated 3/19/03 due 4/10/03 (Collateralized by Mortgage Obligations with principal amounts of $6,852,440, 7%, 12/20/27)	10,008,311	10,000,000
TOTAL REPURCHASE AGREEMENTS		148,532,000
TOTAL INVESTMENT PORTFOLIO - 103.9%		796,263,632
NET OTHER ASSETS - (3.9)%		(30,090,795)
NET ASSETS - 100%		$ 766,172,837
Total Cost for Income Tax Purposes $ 796,263,632
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co.: 1.44%, 4/1/03	3/28/02	$ 15,000,000
1.41%, 5/1/03	3/31/03	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 1.79%, 4/1/03	3/3/03	$ 5,000,000
Goldman Sachs Group, Inc.:
1.58%, 4/1/03	3/19/03	$ 5,000,000
1.36%, 6/24/03	2/24/03	$ 5,000,000
1.35%, 7/7/03	3/3/03	$ 5,000,000
1.38%, 8/12/03	2/11/03	$ 5,000,000
New York Life Insurance Co. 1.51%, 4/1/03	2/28/02	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,000,000 or 7.8% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $9,886,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $1,134 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 796,263,632
Cash		783
Interest receivable		706,897
Other receivables		14,113
Total assets		796,985,425

Liabilities
Payable for investments purchased	$ 29,972,894
Distributions payable	819,451
Other payables and accrued expenses	20,243
Total liabilities		30,812,588

Net Assets		$ 766,172,837
Net Assets consist of:
Paid in capital		$ 766,167,561
Accumulated net realized gain (loss) on investments		5,276
Net Assets, for 766,141,075 shares outstanding		$ 766,172,837
Net Asset Value, offering price and redemption price per share ($766,172,837 ÷ 766,141,075 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Interest		$ 6,073,417
Expenses
Non-interested trustees' compensation	$ 1,507
Custodian fees and expenses	13,252
Audit	11,128
Legal	1,584
Miscellaneous	2,445
Total expenses		29,916
Net investment income		6,043,501
Net Realized Gain (Loss) on investment securities		15,316
Net increase in net assets resulting from operations		$ 6,058,817

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,043,501	$ 17,424,954
Net realized gain (loss)	15,316	(9,408)
Net increase (decrease) in net assets resulting from operations	6,058,817	17,415,546
Distributions to shareholders from net investment income	(6,043,501)	(17,424,954)
Share transactions at net asset value of $1.00 per share
Reinvestment of distributions	539,226	1,490,329
Cost of shares redeemed	-	(88,297,743)
Net increase (decrease) in net assets and shares resulting from share transactions	539,226	(86,807,414)
Total increase (decrease) in net assets	554,542	(86,816,822)

Net Assets
Beginning of period	765,618,295	852,435,117
End of period	$ 766,172,837	$ 765,618,295

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.022	.054	.013
Distributions from net investment income	(.008)	(.022)	(.054)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.79%	2.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0078% A	.0076%	.0095%	.0133%A
Expenses net of voluntary waivers, if any	.0078% A	.0076%	.0095%	.0133%A
Expenses net of all reductions	.0078% A	.0076%	.0094%	.0133%A
Net investment income	1.58% A	2.24%	5.40%	6.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,173	$ 765,618	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management and Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Other Information.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2003

USC-SANN-0503 344861
1.771938.101

Investments March 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.2%
Media - 1.1%
AOL Time Warner, Inc. 5.625% 5/1/05	$ 15,000,000	$ 15,633,585
Comcast Cable Communications, Inc. 8.125% 5/1/04	7,075,000	7,461,691
Cox Communications, Inc. 7.5% 8/15/04	8,504,000	9,073,742
TCI Communications, Inc. 6.375% 5/1/03	4,125,000	4,140,329
Walt Disney Co. 4.875% 7/2/04	11,130,000	11,481,975
		47,791,322
Multiline Retail - 0.1%
Federated Department Stores, Inc. 8.5% 6/15/03	4,630,000	4,692,977
TOTAL CONSUMER DISCRETIONARY		52,484,299
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Philip Morris Companies, Inc. 7.5% 4/1/04	7,700,000	7,935,736
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	10,000,000	10,040,330
		17,976,066
ENERGY - 0.7%
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	7,650,000	7,999,169
Conoco, Inc. 2.2256% 4/15/03 (c)	8,000,000	8,001,624
Pemex Project Funding Master Trust 2.89% 1/7/05 (a)(c)	10,000,000	10,130,570
The Coastal Corp. 1.95% 7/21/03 (c)	1,500,000	1,441,035
		27,572,398
FINANCIALS - 6.1%
Banks - 0.9%
Bank One Corp. 1.62% 2/20/04 (c)	1,000,000	1,002,393
CIT Group, Inc. 2.8388% 3/1/04 (c)	9,750,000	9,807,457
Home Savings of America FSB 6.5% 8/15/04	10,000,000	10,544,790
KeyCorp. 1.6% 7/24/03 (c)	5,000,000	5,000,095
Korea Development Bank 6.625% 11/21/03	8,000,000	8,205,296
PNC Funding Corp. 1.7163% 10/29/04 (c)	4,000,000	4,001,952
		38,561,983
Diversified Financials - 3.8%
American General Finance Corp. 1.75% 8/13/04 (c)	5,000,000	5,014,080
CIT Group, Inc. 7.5% 11/14/03	5,000,000	5,166,195
Citigroup, Inc. 1.46% 7/17/03 (c)	1,000,000	1,000,238
Countrywide Home Loans, Inc. 5.25% 6/15/04	13,000,000	13,525,239
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
DaimlerChrysler NA Holding Corp. 1.85% 8/2/04 (c)	$ 8,000,000	$ 7,963,600
Deutsche Telekom International Finance BV 8.25% 6/15/05	12,500,000	13,768,888
Ford Motor Credit Co. 3.2275% 10/25/04 (c)	10,000,000	9,546,820
General Motors Acceptance Corp.:
1.68% 8/4/03 (c)	7,000,000	6,983,564
1.74% 7/30/04 (c)	3,000,000	2,950,005
2.0888% 1/20/04 (c)	2,000,000	1,989,452
6.75% 1/15/06	5,000,000	5,205,135
Household Finance Corp. 8% 5/9/05	11,000,000	12,166,957
John Deere Capital Corp. 1.8588% 9/17/04 (c)	8,000,000	8,006,656
Merrill Lynch & Co., Inc.:
1.44% 6/24/03 (c)	785,000	785,257
1.63% 8/1/03 (c)	1,000,000	1,000,828
6.13% 5/16/06	8,000,000	8,813,112
Morgan Stanley 7.75% 6/15/05	10,000,000	11,161,520
NiSource Finance Corp. 7.5% 11/15/03	9,068,000	9,366,854
Popular North America, Inc. 3.0256% 10/15/03 (c)	5,000,000	5,025,465
Salomon Smith Barney Holdings, Inc. 1.68% 5/4/04 (c)	1,000,000	1,002,238
State Street Capital Trust II 1.8688% 2/15/08 (c)	10,000,000	9,996,490
Verizon Global Funding Corp. 6.75% 12/1/05	9,000,000	9,978,435
Verizon Wireless Capital LLC 1.6588% 12/17/03 (c)	11,400,000	11,390,014
		161,807,042
Insurance - 0.4%
Travelers Property Casualty Corp. 1.59% 2/5/04 (c)(e)	15,000,000	14,998,125
Real Estate - 1.0%
Arden Realty LP 8.875% 3/1/05	3,964,000	4,364,832
Camden Property Trust 7% 4/15/04	7,000,000	7,319,284
EOP Operating LP:
6.5% 1/15/04	7,800,000	8,063,624
7.375% 11/15/03	4,125,000	4,271,512
Mack-Cali Realty LP 7% 3/15/04	12,725,000	13,291,619
ProLogis 7% 10/1/03	3,525,000	3,607,383
Simon Debartolo Group LP 6.625% 6/15/03	1,175,000	1,186,407
		42,104,661
TOTAL FINANCIALS		257,471,811
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Raytheon Co. 5.7% 11/1/03	$ 2,350,000	$ 2,385,459
Air Freight & Logistics - 0.1%
FedEx Corp. 6.625% 2/12/04	2,149,000	2,240,466
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
1.79% 7/30/03 (c)	5,000,000	4,913,200
4.95% 8/1/03	4,000,000	4,010,000
		8,923,200
Road & Rail - 0.2%
Canadian National Railway Co. yankee 6.625% 5/15/03	5,000,000	5,028,930
Norfolk Southern Corp. 1.96% 7/7/03 (c)	3,950,000	3,953,073
Union Pacific Corp. 6.34% 11/25/03	1,497,000	1,538,142
		10,520,145
TOTAL INDUSTRIALS		24,069,270
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp.:
7.35% 10/11/04	1,500,000	1,549,320
7.9% 12/15/03	1,900,000	1,938,393
		3,487,713
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC:
2.5538% 12/15/03 (c)	10,000,000	10,044,550
7.875% 12/15/05	4,500,000	5,100,053
Citizens Communications Co. 6.375% 8/15/04	9,894,000	10,424,388
Telefonica Europe BV 7.35% 9/15/05	4,500,000	5,002,164
		30,571,155
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 7.35% 3/1/06	14,500,000	15,951,015
Vodafone Group PLC yankee 7.625% 2/15/05	8,200,000	9,030,029
		24,981,044
TOTAL TELECOMMUNICATION SERVICES		55,552,199
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	$ 1,900,000	$ 2,005,387
Niagara Mohawk Power Corp. 6.875% 4/1/03	7,500,000	7,500,000
		9,505,387
TOTAL NONCONVERTIBLE BONDS (Cost $440,824,512)		448,119,143
U.S. Government Agency Obligations - 1.1%

Fannie Mae 0% 4/16/03 (b) (Cost $48,965,492)	49,000,000	48,975,690
U.S. Government Agency - Mortgage Securities - 0.0%

Fannie Mae - 0.0%
5.5% 2/1/18 to 4/1/33	705	748
6.5% 11/1/16	21,926	23,217
TOTAL FANNIE MAE		23,965
Freddie Mac - 0.0%
6% 3/1/18	58,408	61,022
Government National Mortgage Association - 0.0%
5% 2/15/18	15,570	16,136
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $100,833)		101,123
Asset-Backed Securities - 38.7%

ACE Securities Corp. 1.645% 6/25/32 (c)	16,359,668	16,355,853
ACE Securities Corp. Home Equity Loan Trust:
1.945% 1/25/31 (c)	13,327,000	13,307,778
2.155% 8/25/32 (c)	19,950,000	20,029,902
American Express Credit Account Master Trust:
1.53% 1/17/06 (c)	10,000,000	10,000,683
1.59% 2/15/08 (c)	10,000,000	10,022,139
1.62% 12/15/06 (c)	10,000,000	10,005,277
AmeriCredit Automobile Receivables Trust:
1.4819% 4/12/06 (c)	3,260,028	3,259,468
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
1.5319% 10/12/06 (c)	$ 8,000,000	$ 7,999,823
1.5475% 9/12/07 (c)	2,885,000	2,889,882
1.6319% 9/12/06 (c)	18,105,000	18,135,608
3.67% 6/8/09	25,000,000	25,461,058
5.96% 3/12/06	2,481,054	2,490,650
7.15% 8/12/04	1,112,041	1,115,169
Ameriquest Mortgage Securities, Inc.:
1.625% 9/25/32 (c)	21,299,027	21,285,140
1.75% 2/25/33 (c)	9,460,155	9,460,155
2.005% 8/25/32 (c)	5,000,000	4,979,688
2.24% 2/25/33 (c)	3,330,000	3,330,000
2.4863% 1/25/33 (c)	7,000,000	7,035,000
5% 9/1/05 (d)	20,950,000	1,489,415
Amortizing Residential Collateral Trust:
1.635% 6/25/32 (c)	16,470,369	16,456,614
1.655% 8/25/32 (c)	4,421,198	4,411,807
2.055% 8/25/32 (c)	24,900,000	24,591,663
2.105% 10/25/32 (c)	10,000,000	9,903,414
2.205% 10/25/32 (c)	5,575,000	5,547,683
ANRC Auto Owner Trust 7.06% 5/17/04	84,097	84,229
AQ Finance Nim Trust 1.735% 10/25/09 (c)	6,969,609	6,969,609
Arcadia Automobile Receivables Trust 6.51% 9/15/04	2,801,538	2,821,973
Asset Backed Securities Corp. Home Equity Loan Trust:
0% 4/15/33 (c)(f)	9,800,000	9,794,875
0% 4/15/33 (c)(f)	9,000,000	9,000,000
1.55% 11/15/31 (c)	11,538,299	11,533,569
Bank One Issuance Trust:
1.62% 5/15/08 (c)	15,000,000	15,000,000
1.64% 8/15/08 (c)	14,500,000	14,507,929
1.66% 12/15/09 (c)	15,000,000	15,004,271
Capital Auto Receivables Asset Trust:
1.75% 6/15/10 (a)(c)	16,600,000	16,561,095
2.8% 4/15/08	14,855,499	14,892,638
Capital One Master Trust:
1.62% 7/16/07 (c)	3,000,000	2,986,623
1.65% 4/16/07 (c)	7,000,000	6,917,771
1.655% 8/15/06 (c)	7,500,000	7,471,500
1.76% 9/15/09 (c)	5,000,000	4,981,724
1.78% 3/15/10 (c)	6,000,000	5,868,985
4.55% 2/15/08	10,000,000	10,337,529
Capital One Multi-Asset Execution Trust 1.96% 7/15/08 (c)	14,230,000	14,123,275
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital Trust:
1.645% 1/25/32 (c)	$ 14,999,965	$ 14,954,364
2.005% 1/25/33 (c)	9,999,980	9,902,681
2.335% 1/25/32 (c)	4,997,655	5,014,528
2.48% 3/25/33 (c)	19,699,953	19,847,702
Chase Credit Card Master Trust 1.57% 10/15/06 (c)	10,000,000	10,001,569
Chase Credit Card Owner Trust:
1.59% 10/15/07 (c)	12,000,000	11,999,171
1.63% 1/15/08 (c)	11,850,000	11,861,102
1.85% 3/16/09 (c)	1,305,000	1,311,051
CIT Home Equity Loan Trust 5% 3/1/04 (d)	64,411,667	2,450,671
Citibank Credit Card Issuance Trust 1.64% 3/7/08 (c)	25,000,000	25,000,000
Countrywide Home Loans, Inc. 1.735% 5/25/33 (c)	9,450,197	9,450,174
CS First Boston Mortgage Securities Corp.:
1.68% 8/25/33 (c)	1,865,000	1,865,000
2.18% 8/25/33 (c)	2,245,000	2,245,000
DaimlerChrysler Auto Trust 6.66% 1/8/05	1,890,356	1,915,681
Discover Card Master Trust I:
1.57% 9/16/05 (c)	10,000,000	9,999,868
1.62% 4/15/06 (c)	5,000,000	5,004,526
1.65% 8/16/07 (c)	6,300,000	6,315,625
1.65% 9/18/07 (c)	10,000,000	10,013,627
1.68% 7/15/07 (c)	17,632,000	17,664,073
Fannie Mae guaranteed 5.25% 4/25/05 (d)	38,844,546	3,435,800
First USA Credit Card Master Trust:
1.55% 1/18/06 (c)	10,000,000	10,001,149
1.58% 5/17/07 (c)	15,000,000	15,019,107
1.59% 10/17/06 (c)	15,000,000	15,014,160
1.665% 9/10/06 (c)	20,400,000	20,422,305
1.675% 7/10/06 (c)	2,750,000	2,751,161
1.6988% 11/20/06 (c)	900,000	901,281
1.725% 1/12/09 (c)	15,000,000	15,031,178
Fleet Credit Card Master Trust II 1.62% 10/15/07 (c)	10,000,000	10,005,480
Ford Credit Auto Owner Trust:
2.81% 10/15/07 (c)	19,600,000	19,701,234
6.62% 7/15/04	4,239,171	4,287,674
GS Mortgage Securities Corp. 2.125% 3/20/33 (c)	15,000,000	15,000,000
GSAMP Nim Trust 8.25% 10/20/32 (a)	2,968,927	2,954,083
GSAMP Trust 1.625% 7/25/32 (c)	17,159,635	17,141,666
GSAMP Trust 2002-NC1 1.945% 7/25/32 (c)	8,861,000	8,687,934
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	2,421,224	2,436,210
Home Equity Asset Trust:
1.745% 2/25/33 (c)	18,518,316	18,509,057
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
1.785% 3/25/33 (c)	$ 18,423,118	$ 18,474,119
1.8063% 6/25/33 (c)	16,908,495	16,941,466
1.825% 5/25/33 (c)	19,200,097	19,271,337
2.105% 6/25/32 (c)	10,000,000	9,889,140
2.3363% 6/25/33 (c)	5,700,000	5,727,662
2.505% 5/25/33 (c)	13,800,000	14,026,809
Household Credit Card Master Trust I 1.93% 7/15/08 (c)	22,589,000	22,539,587
Household Home Equity Loan Trust:
1.5838% 4/20/32 (c)	14,192,084	14,190,961
1.6538% 12/22/31 (c)	5,838,658	5,843,965
1.7338% 7/20/32 (c)	12,057,104	12,056,533
2.1038% 12/22/31 (c)	5,838,658	5,859,028
Household Private Label Credit Card Master Note Trust I:
1.45% 1/18/11 (c)	9,000,000	9,002,520
1.73% 6/16/08 (c)	16,750,000	16,571,998
1.83% 1/18/11 (c)	14,275,000	14,110,503
1.83% 1/18/11 (c)	8,850,000	8,693,154
2.53% 9/15/09 (c)	2,970,000	2,972,830
Key Auto Finance Trust 5.83% 1/15/07	4,779,249	4,839,829
Keycorp Student Loan Trust 1.73% 12/27/09 (c)	25,652,077	25,529,868
Long Beach Asset Holdings Corp. Nim Trust:
1.625% 4/25/09 (a)(c)	2,993,068	2,940,690
2.005% 10/26/09 (c)	19,750,000	19,750,000
Long Beach Mortgage Loan Trust:
1.74% 3/25/33 (c)	6,645,932	6,645,932
2.12% 4/25/33 (c)(f)	19,500,000	19,500,000
2.26% 3/25/33 (c)	4,700,000	4,700,000
2.55% 3/25/32 (c)	25,000,000	25,173,053
5.25% 4/25/05 (d)	35,648,000	3,165,542
Massachusetts RRB Special Purpose Trust BEC-1 6.45% 9/15/05	748,593	765,612
MASTR ABS Nim Trust:
1.6869% 3/25/08 (a)(c)	12,369,542	12,369,542
1.8569% 11/26/07 (a)(c)	11,469,158	11,461,990
MBNA Asset Backed Note Trust 6.3% 12/15/05 (a)	9,250,000	9,379,713
MBNA Credit Card Master Note Trust:
1.41% 2/15/07 (c)	13,000,000	13,014,633
1.64% 1/15/09 (c)	30,353,000	30,370,301
1.655% 10/15/08 (c)	30,000,000	29,992,692
1.66% 10/15/09 (c)	20,000,000	19,903,906
1.68% 1/15/08 (c)	15,000,000	15,030,833
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
1.78% 3/15/10 (c)	$ 14,800,000	$ 14,870,285
MBNA Master Credit Card Trust II:
1.45% 10/15/05 (c)	200,000	200,020
1.53% 11/15/05 (c)	2,000,000	2,000,265
1.58% 2/15/07 (c)	9,500,000	9,512,072
1.59% 1/15/07 (c)	7,000,000	7,009,365
1.63% 3/15/06 (c)	5,000,000	5,005,286
1.64% 2/15/06 (c)	10,000,000	10,007,409
1.65% 10/15/05 (c)	8,450,000	8,452,200
1.65% 7/17/06 (c)	10,750,000	10,760,161
1.655% 7/15/07 (c)	15,000,000	14,994,893
1.68% 2/17/09 (c)	20,000,000	19,977,628
1.7056% 9/15/10 (c)	7,800,000	7,792,642
1.78% 5/17/04 (a)(c)	750,000	749,175
Merrill Lynch Mortgage Investments, Inc.:
1.64% 4/25/33 (c)	13,755,000	13,755,000
1.905% 11/25/09 (c)	17,364,628	17,408,039
Morgan Stanley Dean Witter Capital I Trust:
1.645% 8/25/32 (c)	14,859,036	14,850,587
1.795% 2/25/33 (c)	14,251,694	14,294,583
2.005% 8/25/32 (c)	9,925,000	9,836,171
2.255% 2/25/33 (c)	14,850,000	14,919,609
2.305% 1/25/32 (c)	3,920,000	3,953,665
2.705% 2/25/32 (c)	4,134,500	4,101,868
Mortgage Asset Backed Securities Trust:
1.745% 10/25/32 (c)	13,604,807	13,628,191
2.155% 10/25/32 (c)	5,000,000	4,989,844
New Century Home Equity Loan Trust 1.755% 1/25/33 (c)	9,475,000	9,480,685
NovaStar CAPS Trust 7.15% 9/25/31 (a)	4,981,909	4,981,909
Orix Credit Alliance Receivables Trust 7.05% 7/15/04	214,390	216,292
Premier Auto Trust 5.59% 2/9/04	494,169	494,563
Providian Gateway Master Trust 1.98% 6/15/09 (a)(c)	15,000,000	15,000,000
Sears Credit Account Master Trust II:
1.57% 6/16/08 (c)	24,000,000	23,925,000
1.65% 2/18/09 (c)	10,000,000	9,957,000
1.705% 8/18/09 (c)	29,000,000	28,468,300
1.705% 2/15/10 (c)	10,000,000	9,761,162
2.53% 11/17/09 (c)	30,000,000	30,045,402
5.25% 10/16/08	1,583,333	1,631,853
6.05% 1/15/08	1,672,917	1,706,675
6.2% 7/16/07	166,667	167,885
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II: - continued
7.25% 11/15/07	$ 1,000,000	$ 1,018,187
Structured Asset Securities Corp. 1.905% 9/25/30 (c)	20,000,000	19,988,962
Target Credit Card Master Trust 1.415% 7/25/08 (c)	10,000,000	10,003,633
Toyota Auto Receivables:
2000-A Owner Trust 7.18% 8/15/04	769,787	773,288
2000-B Owner Trust 6.76% 8/15/04	2,217,583	2,234,629
Triad Auto Receivables Owner Trust 2.62% 2/12/07	10,000,000	10,112,500
WFS Financial Owner Trust:
5.95% 5/20/06	6,499,114	6,556,762
7.75% 11/20/04	352,348	355,406
TOTAL ASSET-BACKED SECURITIES (Cost $1,635,492,004)		1,637,192,155
Collateralized Mortgage Obligations - 15.1%

Private Sponsor - 1.3%
Countrywide Funding Corp. target amortization class Series 1993-2 Class A5, 6.5% 10/25/08	901,800	901,654
CS First Boston Mortgage Securities Corp. Series 2001-AR7 Class 3A2, 6.55% 2/25/41 (c)	3,071,670	3,102,387
Residential Accredit Loans, Inc. floater Series 1998-QS9 Class A8, 2.105% 7/25/28 (c)	10,255,000	10,283,783
Residential Funding Mortgage Securities I, Inc. floater:
Series 1998-S10 Class A11, 2.105% 4/25/28 (c)	1,016,541	1,017,049
Series 2002-S15 Class A3, 1.905% 9/25/32 (c)	16,816,770	16,859,149
Washington Mutual Mortgage Securities Corp. floater Series 2002-MS2 Class 1A14, 1.755% 4/25/32 (c)	23,856,380	23,869,740
TOTAL PRIVATE SPONSOR		56,033,762
U.S. Government Agency - 13.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 1.8% 11/18/30 (c)	7,472,980	7,504,318
Series 2000-40 Class FA, 1.805% 7/25/30 (c)	9,648,810	9,692,133
Series 2002-89 Class F, 1.605% 1/25/33 (c)	20,182,588	20,187,373
REMIC planned amortization class Series 1997-74 Class PG, 6.5% 6/18/26	13,531,055	13,755,371
Series 1997-M2 Class C, 0% 10/17/16 (c)	1,407,703	1,440,256
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed:
floater:
Series 2001-34 Class FR, 1.7% 8/18/31 (c)	$ 7,597,104	$ 7,607,065
Series 2001-44 Class FB, 1.605% 9/25/31 (c)	7,173,570	7,124,391
Series 2001-46 Class F, 1.7% 9/18/31 (c)	20,659,881	20,703,732
Series 2002-11 Class QF, 1.8363% 3/25/32 (c)	20,741,119	20,802,708
Series 2002-64 Class FE, 0% 10/18/32 (c)	8,721,405	8,668,808
Series 2002-65 Class FA, 1.605% 10/25/17 (c)	10,274,821	10,281,478
Series 2002-74 Class FV, 1.7863% 11/25/32 (c)	28,788,225	28,863,140
Series 2003-11:
Class DF, 1.755% 2/25/33 (c)	27,795,246	27,803,946
Class EF, 1.755% 2/25/33 (c)	31,457,214	31,476,875
REMIC planned amortization class:
Series 2001-16 Class PD, 5.25% 11/25/20	9,698,701	9,737,256
Series 2001-51 Class QY, 5.25% 3/25/11	16,850,000	16,955,948
sequential pay:
Series 2001-38 Class CB, 6.5% 6/25/27	13,518,276	13,599,551
Series 2001-46 Class AB, 6.5% 4/25/28	9,399,257	9,509,132
Series 2001-46 Class A, 6.5% 2/25/29	729,890	737,732
Fannie Mae guaranteed pass thru trust:
floater Series 2002-36 Class FT, 1.805% 6/25/32 (c)	5,293,533	5,280,287
Series 2002-33 Class AT, 6% 7/25/29	4,684,521	4,769,971
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 2338 Class FJ, 1.48% 7/15/31 (c)	13,647,929	13,582,330
REMIC planned amortization class Series 1698 Class PG, 6% 3/15/08	246,555	249,014
sequential pay Series 2053 Class VB, 6.5% 5/15/12	4,250,000	4,332,342
Series 2333 Class UE, 6.5% 4/15/28	668,723	677,278
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 1.63% 7/15/17 (c)	21,111,261	21,042,748
Series 2526 Class FC, 1.68% 11/15/32 (c)	23,019,728	22,971,126
Series 2538 Class FB, 1.68% 12/15/32 (c)	25,396,204	25,296,887
Series 2551 Class FH, 1.73% 1/15/33 (c)	20,337,496	20,353,386
REMIC planned amortization class:
Series 1948 Class PK, 7.15% 11/15/25	987,806	992,740
Series 2357 Class QX, 5.75% 11/15/24	30,392,000	30,635,966
Series 2389 Class PA, 5.5% 12/15/11	10,755,331	10,806,060
Series 2421 Class PC, 6.5% 6/15/26	5,755,000	5,961,533
Series 2424 Class QD, 6.5% 10/15/25	1,900,000	1,977,249
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2201 Class A, 7% 9/15/27	$ 112,246	$ 112,169
Series 2447 Class LG, 5.5% 12/15/13	26,293,369	26,859,725
Series 2458 Class J, 5% 12/15/09	16,767,334	16,840,781
Series 2464 Class AE, 6.5% 8/15/28	8,130,481	8,285,203
Series 2435 Class WC, 5.5% 4/15/32	2,245,947	2,250,474
Series 2466 Class AG, 6.5% 6/15/32	4,072,044	4,083,451
Series H004 Class A1, 1.698% 12/15/07 (c)	4,340,339	4,333,557
Freddie Mac participation certificates Series 2088 Class PD, 4.875% 7/15/26	6,610,400	6,719,677
Ginnie Mae guaranteed pass thru securities:
floater:
Series 2001-62 Class KF, 1.68% 9/16/29 (c)	11,620,378	11,632,555
Series 2002-24 Class FX, 1.83% 4/16/32 (c)	12,875,275	12,937,469
Series 2002-31 Class FW, 1.68% 6/16/31 (c)	16,732,557	16,770,721
Series 2002-5 Class KF, 1.68% 8/16/26 (c)	7,087,043	7,083,669
Series 2002-4 Class SE, 9.216% 4/16/29 (c)	602,031	603,869
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-46 Class FB, 1.63% 5/16/23 (c)	8,011,467	7,979,783
Series 2001-50 Class FV, 1.48% 9/16/27 (c)	23,606,318	23,606,318
sequential pay Series 2000-37 Class A, 7.15% 6/20/30	21,818	22,458
TOTAL U.S. GOVERNMENT AGENCY		585,502,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $643,390,739)		641,535,771
Commercial Mortgage Securities - 10.6%

Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.6488% 9/8/14 (a)(c)	20,000,000	20,000,000
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-WEST Class A1, 1.9375% 1/3/15 (a)(c)	14,537,109	14,537,109
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.66% 2/15/12 (a)(c)	24,300,000	24,343,665
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 1.7413% 12/12/13 (a)(c)	$ 2,748,777	$ 2,744,967
Class C, 2.0913% 12/12/13 (a)(c)	5,497,554	5,477,590
COMM floater:
Series 2000-FL3A:
Class A, 1.5% 11/15/12 (a)(c)	14,137,754	14,134,976
Class C, 2.04% 11/15/12 (a)(c)	5,600,000	5,582,891
Class KQA, 2.68% 11/15/12 (a)(c)	1,557,000	1,552,682
Series 2001-FL5A:
Class A2, 1.83% 11/15/13 (a)(c)	12,950,000	12,961,844
Class D, 2.53% 11/15/13 (a)(c)	8,000,000	8,003,624
Class E, 2.78% 11/15/13 (a)(c)	5,000,000	4,995,897
Series 2002-FL6:
Class F, 2.73% 6/14/14 (a)(c)	6,428,000	6,402,891
Class G, 3.18% 6/14/14 (a)(c)	5,000,000	4,934,375
Class K4M, 3.28% 6/14/14 (a)(c)	700,000	702,767
Class L4M, 3.58% 6/14/14 (a)(c)	1,400,000	1,410,066
Class M4M, 4.03% 6/14/14 (a)(c)	2,400,000	2,383,500
Series 2002-FL7:
Class A2, 1.63% 11/15/14 (a)(c)	5,565,000	5,563,584
Class KPP, 3.08% 11/15/14 (a)(c)	3,000,000	3,000,000
Class LPP, 3.42% 11/15/14 (a)(c)	3,500,000	3,500,000
Class MPP, 3.68% 11/15/14 (a)(c)	2,696,000	2,696,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA:
Class A2, 1.88% 12/15/11 (a)(c)	19,500,000	19,481,077
Class B, 0% 12/15/11 (a)(c)	10,380,000	10,352,290
Class G, 3.03% 12/15/11 (a)(c)	3,720,000	3,611,494
Class J230, 3.48% 9/15/11 (a)(c)	5,900,000	5,890,784
Series 2002-TFLA:
Class GPH, 3.3% 7/18/09 (c)	2,050,000	2,047,438
Class HPH, 3.65% 7/18/09 (a)(c)	4,750,000	4,745,549
Class JPH, 4.05% 7/18/09 (a)(c)	2,150,000	2,147,985
Series 2002-TFLA Class FPH, 0% 7/18/09 (c)	1,850,000	1,847,688
Equitable Life Assurance Society of the United States floater Series 174 Class A2, 1.64% 5/15/03 (a)(c)	20,000,000	20,000,452
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 1.88% 11/15/11 (a)(c)	24,986,749	24,973,336
GMAC Commercial Mortgage Securities, Inc.:
floater Series 2001-FL1A Class E, 2.19% 2/11/11 (a)(c)	500,000	492,871
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2001-WTCA:
Class A1, 1.56% 9/9/15 (a)(c)	$ 3,628,574	$ 3,565,074
Class A2, 0% 9/9/15 (c)	15,000,000	14,700,000
GMPT Commercial Mortgage Backed Securities floater Series 1999-C1A Class A, 1.68% 8/15/09 (a)(c)	14,105,000	14,088,752
GS Mortgage Trust II floater Series 2001-FL4A:
Class A, 1.54% 12/15/10 (a)(c)	8,089,142	8,068,919
Class B, 1.64% 12/15/10 (a)(c)	11,921,614	11,906,712
Class D, 2.19% 12/15/10 (c)	3,010,796	2,976,925
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 1.7175% 5/28/20 (a)(c)	10,000,000	10,002,981
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2000-LLFA:
Class C, 1.65% 11/19/12 (a)(c)	5,000,000	4,956,250
Class D, 1.73% 11/19/12 (a)(c)	5,000,000	4,960,745
Series 2001-LLFA:
Class A, 1.58% 8/16/13 (a)(c)	20,174,774	20,174,927
Class B, 1.64% 8/16/13 (a)(c)	11,563,000	11,563,379
Class E, 1.9% 8/16/13 (a)(c)	2,000,000	2,000,096
Series 2002-LLFA Class A, 1.63% 6/14/17 (a)(c)	6,554,731	6,552,661
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 1.8875% 10/7/13 (a)(c)	24,000,000	24,009,374
Class D, 2.8575% 10/7/13 (a)(c)	2,954,684	2,956,378
Class G1, 4.0875% 10/7/13 (a)(c)	6,000,000	6,000,000
Class G11, 4.4875% 10/7/13 (a)(c)	2,200,000	2,194,500
Series 2002-XLF Class F, 3.4875% 8/5/14 (c)	11,738,787	11,738,787
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 2.08% 2/15/13 (a)(c)	7,000,000	6,899,935
Class D, 2.08% 2/15/13 (a)(c)	4,000,000	3,905,103
Class EGM, 2.98% 2/15/13 (a)(c)	3,990,000	3,989,574
Class GGM, 3.53% 2/15/13 (a)(c)	6,579,000	6,576,930
Series 2002-CDCA Class B, 1.81% 11/15/13 (a)(c)	6,000,000	5,977,660
SDG Macerich Properties LP floater Series 2000-1 Class A3, 0% 5/15/09 (a)(c)	18,000,000	17,985,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $447,950,924)		448,270,992
Commercial Paper - 0.5%
	Principal Amount	Value (Note 1)
DaimlerChrysler NA Holding Corp. 1.57% 5/28/03 (Cost $19,950,283)	$ 20,000,000	$ 19,953,132
Cash Equivalents - 12.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 3/31/03 due 4/1/03) (Cost $514,704,000)	$ 514,723,572	514,704,000
TOTAL INVESTMENT PORTFOLIO - 88.8% (Cost $3,751,378,787)		3,758,852,006
NET OTHER ASSETS - 11.2%		471,720,364
NET ASSETS - 100%		$ 4,230,572,370
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Sold
Eurodollar Contracts
156 Eurodollar 90 Day Index Contracts	June 2004	$ 38,221,950	$ (655,061)
130 Eurodollar 90 Day Index Contracts	Sept. 2004	31,729,750	(469,743)
116 Eurodollar 90 Day Index Contracts	Dec. 2004	28,206,850	(374,834)
194 Eurodollar 90 Day Index Contracts	Sept. 2003	47,922,850	(956,552)
179 Eurodollar 90 Day Index Contracts	Dec. 2003	44,134,688	(909,911)
171 Eurodollar 90 Day Index Contracts	March 2004	42,044,625	(791,351)
91 Eurodollar 90 Day Index Contracts	March 2005	22,058,400	(226,771)
54 Eurodollar 90 Day Index Contracts	June 2005	13,052,475	(121,411)
41 Eurodollar 90 Day Index Contracts	Sept. 2005	9,884,587	(71,496)
20 Eurodollar 90 Day Index Contracts	Dec. 2005	4,809,750	(22,570)
9 Eurodollar 90 Day Index Contracts	March 2006	2,159,550	(3,954)
TOTAL EURODOLLAR CONTRACTS		$ 284,225,475	$ (4,603,654)
The face value of futures sold as a percentage of net assets - 6.7%
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Apprecation/ (Depreciation)
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.967% with Lehman Brothers, Inc.	Jan. 2005	$ 10,000,000	$ (53,161)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.3209% with JPMorgan Chase, Inc.	April 2004	7,000,000	(76,163)
		$ 17,000,000	$ (129,324)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $501,488,921 or 11.9% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,198,412.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Travelers Property Casualty Corp. 1.59% 2/5/04	1/31/03	$ 14,977,538
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	15.0%
AAA, AA, A	53.4
BBB	6.8
BB	0.2
B	0.0
CCC, CC, C	0.0
Not Rated	0.7
Short-Term and Net Other Assets	23.9
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other
than short-term securities, aggregated $1,845,087,126 and $688,274,216, respectively, of which long-term U.S. government and government agency obligations aggregated $448,695,569 and $415,040,265, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,998,125 or 0.4% of net assets.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $362,000 all of which will expire on September 30, 2010.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $514,704,000) (cost $3,751,378,787) - See accompanying schedule		$ 3,758,852,006
Cash		8
Receivable for investments sold		518,803,384
Interest receivable		11,861,432
Total assets		4,289,516,830

Liabilities
Payable for investments purchased Regular delivery	$ 12,764,002
Delayed delivery	38,294,875
Distributions payable	7,557,638
Unrealized loss on swap agreements	129,324
Payable for daily variation on futures contracts	172,725
Other payables and accrued expenses	25,896
Total liabilities		58,944,460

Net Assets		$ 4,230,572,370
Net Assets consist of:
Paid in capital		$ 4,243,366,559
Distributions in excess of net investment income		(5,222,620)
Accumulated undistributed net realized gain (loss) on investments		(10,311,810)
Net unrealized appreciation (depreciation) on investments		2,740,241
Net Assets, for 42,631,729 shares outstanding		$ 4,230,572,370
Net Asset Value, offering price and redemption price per share ($4,230,572,370 ÷ 42,631,729 shares)		$ 99.24

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended March 31, 2003 (Unaudited)

Investment Income
Interest		$ 34,397,030

Expenses
Non-interested trustees' compensation	$ 5,674
Custodian fees and expenses	20,616
Audit	15,210
Legal	5,499
Miscellaneous	5,636
Total expenses before reductions	52,635
Expense reductions	(8,172)	44,463
Net investment income (loss)		34,352,567
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	545,135
Futures contracts	(1,935,648)
Total net realized gain (loss)		(1,390,513)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,143,510
Futures contracts	(448,787)
Swap agreements	(80,959)
Delayed delivery commitments	116,406
Total change in net unrealized appreciation (depreciation)		8,730,170
Net gain (loss)		7,339,657
Net increase (decrease) in net assets resulting from operations		$ 41,692,224

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2003 (Unaudited)	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,352,567	$ 42,361,920
Net realized gain (loss)	(1,390,513)	(4,711,513)
Change in net unrealized appreciation (depreciation)	8,730,170	(6,256,064)
Net increase (decrease) in net assets resulting from operations	41,692,224	31,394,343
Distributions to shareholders from net investment income	(39,155,607)	(42,708,698)
Share transactions Net proceeds from sales of shares	2,034,449,839	1,444,500,996
Cost of shares redeemed	(38,733,037)	-
Net increase (decrease) in net assets resulting from share transactions	1,995,716,802	1,444,500,996
Total increase (decrease) in net assets	1,998,253,419	1,433,186,641

Net Assets
Beginning of period	2,232,318,951	799,132,310
End of period (including distributions in excess of net investment income of $5,222,620 and distributions in excess of net investment income of $419,580, respectively)	$ 4,230,572,370	$ 2,232,318,951
Other Information Shares
Sold	20,507,860	14,524,129
Redeemed	(390,260)	-
Net increase (decrease)	20,117,600	14,524,129

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended March 31, 2003	Years ended September 30,
	(Unaudited)	2002 G	2001E,G
Selected Per-Share Data
Net asset value, beginning of period	$ 99.15	$ 100.00	$ 100.00
Income from Investment Operations
Net investment income (loss)D	1.065	3.022	.900
Net realized and unrealized gain (loss)	.269	(.743)	.000
Total from investment operations	1.334	2.279	.900
Distributions from net investment income	(1.244)	(3.129)	(.900)
Net asset value, end of period	$ 99.24	$ 99.15	$ 100.00
Total ReturnB,C	1.30%	2.39%	.90%
Ratios to Average Net AssetsF
Expenses before expense reductions	.0033% A	.0033%	.0189% A
Expenses net of voluntary waivers, if any	.0033% A	.0033%	.0189% A
Expenses net of all reductions	.0028% A	.0021%	.0189% A
Net investment income (loss)	2.16% A	3.05%	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,230,572	$ 2,232,319	$ 799,132
Portfolio turnover rate	58% A	167%	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 17,876,826	|
Unrealized depreciation	(9,344,114)
Net unrealized appreciation (depreciation)	$ 8,532,712
Cost for federal income tax purposes	$ 3,750,319,294

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows based periodically on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Semiannual Report

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custodian expenses by $8,172.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report